Income and expenses - Research and development expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Research and development expenses [Line Items]
Amortization and depreciation	€ (21,785)	€ (21,742)	€ (21,511)
Payroll expenses	(168,750)	(166,406)	(151,174)
Total	(46,089)	(44,400)	(38,098)
Research and development expenses
Research and development expenses [Line Items]
Purchase of goods and services	(6,392)	(6,026)	(4,759)
Amortization and depreciation	(1,414)	(1,696)	(1,459)
Payroll expenses	(38,283)	(36,678)	(31,900)
Other expenses adjustment			20
Total	€ (46,089)	€ (44,400)	€ (38,098)